Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Summary of Components of Due to Affiliates

The following table details the components of Due to affiliates ($ in thousands):

	December 31, 2024	December 31, 2023
Accrued stockholder servicing fee	$262,264	$301,017
Performance participation allocation	—	—
Accrued management fee	7,701	10,853
Advanced operating expenses	1,844	4,458
Accrued affiliate service provider expenses	3,792	3,068
Advanced organization and offering costs	—	1,561
Total	$275,601	$320,957